Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Balance at beginning of year	€ 1,421.6	€ 1,404.3
Changes from financing cash flows
Movement in net funds resulting from cash flows	(814.6)	46.7	€ (587.8)
Balance at end of year	1,434.8	1,421.6	1,404.3
Repurchase of ordinary equity shares	536.1	1,481.7
Share Premium Account
Balance at beginning of year	1,421.6	1,404.3	1,379.9
Changes from financing cash flows
Net proceeds from shares issued	3.2	4.9	16.4
Share premium receivable on shares issued	10.0	12.4	8.0
Movement in net funds resulting from cash flows	13.2	17.3	24.4
Balance at end of year	1,434.8	1,421.6	€ 1,404.3
Retained Earnings
Changes from financing cash flows
Repurchase of ordinary equity shares	€ 536.1	€ 1,481.7